Schedule of Direct Cost of Revenue (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022
Total direct cost		$ 3,335,819	$ 455,468	$ 361,490
Electricity Cost [Member]
Total direct cost		2,425,043	364,110	361,490
Water Fee [Member]
Total direct cost		571,053	51,779
Salary [Member]
Total direct cost	[2]	$ 339,723	$ 39,579

[1]	The electricity supply is from the La Follette Utilities Board under an agreement signed in March 2023.
[2]	The staff costs relate to that of the site manager, technicians and other part-time workers at the mining center in Duff, Tennessee.